NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 2,751	$ 4,880
Non-current assets	18,431	22,496
Current liabilities	4,828	5,985
Non-current liabilities	11,594	17,320
Revenues	7,683	6,803	$ 6,375
Net income (loss)	2,829	1,076	93
OCI	(31)	217	203
Profit/(loss) allocated to others’ ownership interest	2,310	165	57
Equity allocated to others’ ownership interest	3,880	3,712
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	1,512	3,237
Non-current assets	16,230	21,559
Current liabilities	1,798	3,313
Non-current liabilities	11,374	16,296
Revenues	8,180	7,441	5,944
Net income (loss)	3,149	205	76
OCI	(25)	223	219
Profit/(loss) allocated to others’ ownership interest	2,310	165	57
Distributions to others’ ownership interest	(2,947)	(1,178)	(50)
Equity allocated to others’ ownership interest	$ 3,880	$ 3,712	$ 1,652